Sale Of Cedar Point (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Non Current Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Gain on disposal of assets		$ 24	$ 602
Assets
Property, plant and equipment, net		74,245	73,493
Total assets		89,579	89,494
Liabilities
Other non-current liabilities		2,346	2,412
Provisions		6,984	$ 7,237
Cedar Point Wind Facility
Non Current Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Proceeds from sale of cedar point	$ 291
Gain on disposal of assets		83
Current tax expense		29
Deferred tax recovery		$ 15